UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512

                         OPPENHEIMER CAPITAL INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--43.0%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.5%
-----------------------------------------------------------------------------------------------------------
MEDIA--2.2%
Cablevision Systems New York Group, Cl. A 1                                1,164,800   $     24,868,480
-----------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc. 2                                         616,400         20,760,352
-----------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1,2                                     594,900         19,506,771
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                 250,000          2,582,500
                                                                                        ------------------
                                                                                             67,718,103
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
CSK Auto Corp. 1,3                                                         6,500,000         99,710,000
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.5%
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
B&G Foods, Inc. 1                                                            700,000         10,416,000
-----------------------------------------------------------------------------------------------------------
TOBACCO--5.1%
Altria Group, Inc. 2                                                       2,174,200        124,994,758
-----------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                 1,000,000         29,400,000
                                                                                        ------------------
                                                                                            154,394,758
-----------------------------------------------------------------------------------------------------------
ENERGY--10.7%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
GlobalSantaFe Corp. 2                                                        275,000          8,635,000
-----------------------------------------------------------------------------------------------------------
OIL & GAS--10.4%
BP plc, ADR                                                                  500,000         30,675,000
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Enbridge Energy Management LLC 3                                             663,670         31,623,876
-----------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                               3,232,500        132,047,625
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Kinder Morgan, Inc.                                                        1,750,000        121,275,000
                                                                                        ------------------
                                                                                            315,621,501
-----------------------------------------------------------------------------------------------------------
FINANCIALS--13.6%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.1%
Bank of America Corp.                                                        910,000         42,105,700
-----------------------------------------------------------------------------------------------------------
U.S. Bancorp 2                                                             1,250,000         37,037,500
-----------------------------------------------------------------------------------------------------------
Washington Mutual, Inc. 2                                                  1,120,800         45,627,768
                                                                                        ------------------
                                                                                            124,770,968
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
Assured Guaranty Ltd.                                                        107,200          1,974,624
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            2,093,500         93,684,125
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                         177,500          6,682,875
-----------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               152,500          7,739,375
                                                                                        ------------------
                                                                                            110,080,999
-----------------------------------------------------------------------------------------------------------
INSURANCE--4.8%
ACE Ltd. 2                                                                   775,000         31,325,500
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Everest Re Group Ltd.                                                      1,000,000         84,270,000
-----------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   410,875         20,112,331
-----------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                          225,000          8,208,000
                                                                                        ------------------
                                                                                            143,915,831
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Anthracite Capital, Inc.                                                   1,000,000         11,920,000
-----------------------------------------------------------------------------------------------------------
Origen Financial, Inc.                                                       225,000          1,584,000
                                                                                        ------------------
                                                                                             13,504,000
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
PMI Group, Inc. (The)                                                        200,000          8,236,000
-----------------------------------------------------------------------------------------------------------
Radian Group, Inc. 2                                                         200,000         10,250,000
                                                                                        ------------------
                                                                                             18,486,000
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--2.0%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Wyeth 2                                                                      222,500          8,871,075
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Abbott Laboratories 2                                                        450,000         18,882,000
-----------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                      25,000            587,500
-----------------------------------------------------------------------------------------------------------
Merck & Co., Inc. 2                                                          275,000          7,705,500
-----------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 838,500         23,285,145
                                                                                        ------------------
                                                                                             50,460,145
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.7%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.2%
Lockheed Martin Corp. 2                                                      337,500         20,533,500
-----------------------------------------------------------------------------------------------------------
Raytheon Co. 2                                                             1,140,000         45,987,600
                                                                                        ------------------
                                                                                             66,521,100
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Cendant Corp.                                                              1,025,000         23,236,750
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.7%
General Electric Co. 2                                                       345,000         12,199,200
-----------------------------------------------------------------------------------------------------------
Tyco International Ltd. 2                                                  1,161,900         39,469,743
                                                                                        ------------------
                                                                                             51,668,943
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Hewlett-Packard Co. 2                                                         64,300          1,286,000
-----------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Unisys Corp. 1                                                               500,000          5,745,000
-----------------------------------------------------------------------------------------------------------
SOFTWARE--0.2%
Microsoft Corp.                                                              225,000          6,032,250
-----------------------------------------------------------------------------------------------------------
MATERIALS--0.1%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Lyondell Chemical Co. 2                                                        4,600            129,076
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Bowater, Inc.                                                                 40,000          1,620,400
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.3%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Citizens Communications Co.                                                  150,000          2,145,000
-----------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                     125,000          3,146,250
-----------------------------------------------------------------------------------------------------------
Verizon Communications, Inc. 2                                                62,500          2,576,875
                                                                                        ------------------
                                                                                              7,868,125
-----------------------------------------------------------------------------------------------------------
UTILITIES--0.2%
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
Equitable Resources, Inc. 2                                                   87,400          5,200,300
                                                                                        ------------------
Total Common Stocks (Cost $927,898,157)                                                   1,295,892,324
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--7.4%
AES Trust III, 6.75% Cv.                                                     103,900          4,930,055
-----------------------------------------------------------------------------------------------------------
Aquila, Inc., 6.75% Cv.                                                      350,000         11,550,000
-----------------------------------------------------------------------------------------------------------
Calpine Capital Trust III, 5% Cum. Cv. Remarketable Term Income
Deferrable Equity Securities, Non-Vtg.                                       290,000         14,173,750
-----------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 2% Cv. Zero-Premium Exchangeable Sub.
Nts., 9/15/29 (exchangeable for cash based on value of Time
Warner, Inc. common stock)                                                 1,000,000         35,322,000
-----------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.               400,000         18,200,000
-----------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.:                                          9,500          9,345,625
5.50% Cv. 4
5.50% Cv.                                                                        250            245,938
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Cv. Premium Income Equity Linked Nts.
Securities, 6.25%, 10/15/07 (linked to General Mills, Inc.
common stock) 1                                                              345,000          8,866,500
-----------------------------------------------------------------------------------------------------------
McKesson Financing Trust, 5% Cum. Cv., Non-Vtg.                              125,000          6,328,125
-----------------------------------------------------------------------------------------------------------
Sempra Energy, 8.50% Cv. Equity Units (each
equity unit consists of income equity units,
each has a stated value of $25 and consists of
a purchase contract to purchase Sempra Energy
common stock and $25 principal amount of
Sempra Energy, 5.60% sr. nts., 5/17/07) 5                                    575,000         17,882,500
-----------------------------------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv. Preferred
Income Equity Redeemable Shares, Non-Vtg.                                    675,000         14,478,750
-----------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.          1,250,000         28,875,000
-----------------------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities                                                                   575,000         24,940,625
-----------------------------------------------------------------------------------------------------------
UnumProvident Corp., 8.25% Cv.                                               300,000          9,654,000
-----------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                    50,000          4,268,750
-----------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                                                   595,300         14,692,004
                                                                                        ------------------
Total Preferred Stocks (Cost $215,219,764)                                                  223,753,622
                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--13.4%
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                   $ 4,587,161          4,708,196
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                     3,522,526          3,662,328
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                    2,514,497          2,516,283
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                    2,228,335          2,221,615
-----------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2003-EF1, Cl. A2, 1.49%, 12/20/05                                            581,278            581,222
-----------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2004-J9, Cl. 1A1, 2.361%, 10/25/34 6                   3,185,846          3,189,308
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 12/1/34 7                                                             31,795,000         31,407,483
5.50%, 12/1/34 7                                                          24,114,000         24,407,901
6.50%, 7/1/28-4/1/34                                                       1,960,343          2,059,869
7%, 10/1/31-11/1/33                                                       32,913,266         34,942,945
7%, 12/1/34 7                                                              7,853,000          8,329,088
8%, 4/1/16                                                                 1,032,613          1,097,792
9%, 8/1/22-5/1/25                                                            303,342            339,842
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                           677,986            683,890
Series 2034, Cl. Z, 6.50%, 2/15/28                                         1,194,867          1,238,209
Series 2053, Cl. Z, 6.50%, 4/15/28                                         1,349,985          1,397,579
Series 2055, Cl. ZM, 6.50%, 5/15/28                                        1,641,350          1,703,207
Series 2075, Cl. D, 6.50%, 8/15/28                                         4,176,794          4,343,698
Series 2080, Cl. Z, 6.50%, 8/15/28                                         1,054,089          1,084,780
Series 2387, Cl. PD, 6%, 4/15/30                                           2,330,849          2,423,175
Series 2466, Cl. PD, 6.50%, 4/15/30                                          857,518            863,045
Series 2498, Cl. PC, 5.50%, 10/15/14                                         311,521            314,701
Series 2500, Cl. FD, 2.59%, 3/15/32 6                                        706,810            711,701
Series 2526, Cl. FE, 2.49%, 6/15/29 6                                        825,555            829,028
Series 2551, Cl. FD, 2.49%, 1/15/33 6                                        667,222            671,911
Series 2551, Cl. TA, 4.50%, 2/15/18                                          587,087            586,956
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 0.337%, 6/1/26 8                                       1,122,289            232,668
Series 183, Cl. IO, (0.692)%, 4/1/27 8                                     1,849,525            382,856
Series 184, Cl. IO, 2.329%, 12/1/26 8                                      1,831,857            379,585
Series 192, Cl. IO, 2.988%, 2/1/28 8                                         553,760            106,972
Series 200, Cl. IO, 2.615%, 1/1/29 8                                         676,682            132,172
Series 2130, Cl. SC, 16.028%, 3/15/29 8                                    1,318,631            119,086
Series 2796, Cl. SD, 23.446%, 7/15/26 8                                    1,917,210            156,789
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.861%, 6/1/26 9                   534,186            460,147
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 12/1/19 7                                                          14,853,000         14,755,535
5%, 6/1/17-7/1/17                                                          8,710,431          8,851,108
5%, 12/1/34 7                                                              7,194,000          7,097,327
5.50%, 3/1/33-4/1/34                                                      27,300,833         27,694,295
5.50%, 12/1/19-12/1/34 7                                                  30,324,000         30,883,126
6%, 8/1/24-12/1/34 7                                                      23,051,957         23,802,340
6.50%, 10/1/30                                                               658,677            693,054
6.50%, 12/1/34 7                                                           9,273,000          9,730,854
7%, 1/1/31-9/1/34                                                         31,993,844         33,968,946
7%, 1/1/34 7                                                              43,539,000         46,192,180
7.50%, 8/1/29-3/1/30                                                       4,373,823          4,693,923
8.50%, 7/1/32                                                                150,264            163,182
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Trust 2002-T1, Cl. A2, 7%, 11/25/31 7                                      3,815,610          4,042,161
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                       3,219,593          3,366,196
Trust 1998-63, Cl. PG, 6%, 3/25/27                                           636,418            639,866
Trust 2001-50, Cl. NE, 6%, 8/25/30                                         1,354,972          1,373,488
Trust 2001-70, Cl. LR, 6%, 9/25/30                                         1,161,461          1,186,271
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           952,459            987,016
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           408,636            415,164
Trust 2002-50, Cl. PD, 6%, 9/25/27                                           889,068            891,036
Trust 2002-77, Cl. WF, 2.528%, 12/18/32 6                                  1,080,924          1,087,108
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                      1,825,082          1,829,826
Trust 2003-81, Cl. PA, 5%, 2/25/12                                           606,807            609,569
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 14.605%, 4/25/32 8                                  2,516,468            233,060
Trust 2002-51, Cl. S, 14.915%, 8/25/32 8                                   2,310,462            219,208
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, (2.776)%, 6/1/23 8                                       3,711,595            710,064
Trust 240, Cl. 2, 1.358%, 9/1/23 8                                         5,526,493          1,178,063
Trust 252, Cl. 2, (3.452)%, 11/1/23 8                                      2,821,205            634,089
Trust 254, Cl. 2, (0.285)%, 1/1/24 8                                       1,389,931            293,596
Trust 273, Cl. 2, 1.49%, 7/1/26 8                                            815,004            158,083
Trust 303, Cl. IO, 3.974%, 11/1/29 8                                       1,155,501            230,203
Trust 308, Cl. 2, 1.814%, 9/1/30 8                                         3,587,398            689,079
Trust 321, Cl. 2, (6.442)%, 3/1/32 8                                      12,718,579          2,661,177
Trust 333, Cl. 2, 3.34%, 3/1/33 8                                          1,699,961            393,595
Trust 334, Cl. 17, (25.85)%, 2/1/33 8                                      2,079,834            389,083
Trust 2001-81, Cl. S, 17.004%, 1/25/32 8                                   1,323,649            159,116
Trust 2002-9, Cl. MS, 16.042%, 3/25/32 8                                   1,586,438            162,179
Trust 2002-52, Cl. SD, 13.287%, 9/25/32 8                                  2,927,471            307,920
Trust 2002-77, Cl. SH, 22.884%, 12/18/32 8                                 1,592,227            162,616
Trust 2004-54, Cl. DS, 26.441%, 11/25/30 8                                 2,793,046            231,649
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 9.379%, 9/25/23 9             1,218,510          1,054,420
-----------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                    1,730,000          1,863,957
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                    1,720,000          1,734,640
-----------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                      1,395,021          1,479,955
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                  369,316            407,373
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 14.765%, 1/16/27 8                                 2,570,448            202,530
Series 2002-15, Cl. SM, 9.227%, 2/16/32 8                                  2,369,640            210,651
Series 2002-76, Cl. SY, 10.129%, 12/16/26 8                                5,596,035            532,762
Series 2004-11, Cl. SM, 11.123%, 1/17/30 8                                 2,265,191            197,288
-----------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through              1,670,005          1,649,148
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                   1,080,000          1,099,609
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.593%, 12/25/34 10                                        5,160,543          5,160,543
-----------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34 7                        4,823,234          4,945,055
-----------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                      1,950,000          2,113,069
-----------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                    2,380,000          2,735,886
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.          4,752,379          4,735,932
Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 10
Series 2004-W, Cl. A2, 4.641%, 11/25/34                                    2,785,882          2,789,039
                                                                                        ------------------
Total Mortgage-Backed Obligations (Cost $404,841,807)                                       404,964,235
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.1%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                        1,276,334          1,273,306
-----------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2004-A, Cl. A2, 1.88%, 10/25/06                                            3,730,000          3,719,734
-----------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed                    523,520            522,669
Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                       830,147            828,103
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 10                                  1,492,494          1,488,231
-----------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity           606,294            606,530
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                     1,595,769          1,595,096
Series 2003-4, Cl. 1A1, 2.301%, 9/25/17 6                                    615,433            615,778
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                    1,100,000          1,096,855
Series 2004-1, Cl. 2A1, 2.291%, 9/25/21 6                                  3,036,906          3,038,577
-----------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through               766,380            772,576
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                         47,173             47,184
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                        416,030            415,846
-----------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06 10                                       2,250,000          2,241,473
-----------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                     2,230,000          2,248,877
-----------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity                         239,711            239,843
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.28%, 5/25/33 6
Series 2003-3, Cl. AF1, 2.30%, 8/25/33 6                                     801,401            801,864
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 10                               3,043,033          3,043,033
-----------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity                     659,335            662,820
Asset-Backed Certificates, Series 2002-4, Cl. A1, 2.303%, 2/25/33 6
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through                   1,367,278          1,367,309
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                      3,942,553          3,936,726
Series 2004-B, Cl. A2, 2.48%, 2/8/07 10                                    2,700,000          2,696,947
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                       4,210,000          4,202,423
-----------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2, 2.13%, 10/15/06                       5,000,000          4,985,840
-----------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                      2,084,776          2,077,953
-----------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable                    245,792            245,825
Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                      2,509,105          2,505,507
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                      3,040,864          3,034,528
-----------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                            1,350,092          1,347,600
-----------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:                         1,328,220          1,328,777
Series 2002-1, Cl. A3, 2.49%, 10/22/07
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                      2,246,240          2,243,606
-----------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                         2,018,107          2,011,555
-----------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations:                       690,928            691,218
Series 2003-A, Cl. A2, 1.69%, 12/15/05
Series 2004-A, Cl. A2, 2.55%, 1/15/07                                      1,950,000          1,941,459
-----------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:             636,908            640,728
Series 2002-A, Cl. A4, 4.28%, 10/16/06
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                      2,352,034          2,343,344
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.331%, 11/25/34 6,10                               1,486,415          1,487,101
-----------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2004-5, Cl. A F2, 3.754%, 11/10/34 10                   800,000            800,000
-----------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed                  272,154            272,840
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                      1,205,135          1,204,642
-----------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:                    601,291            601,626
Series 2002-1, Cl. A3, 2.41%, 10/16/06
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                         57,350             57,364
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                      5,605,745          5,588,775
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                      2,730,000          2,724,082
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                      1,980,000          1,978,010
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                          2,660,000          2,649,298
-----------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable              280,697            280,643
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                      1,655,355          1,652,344
-----------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                             1,940,000          1,933,516
-----------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                    4,277,953          4,259,587
-----------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:            2,311,283          2,307,344
Series 2003-1, Cl. A2A, 1.40%, 4/15/06
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                     2,500,000          2,493,050
                                                                                        ------------------
Total Asset-Backed Securities (Cost $93,382,243)                                             93,149,962
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.9%
Federal Home Loan Bank Unsec. Bonds, 2.75%, 10/15/06                       6,000,000          5,956,386
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:                                550,000            613,360
6.25%, 7/15/32
6.625%, 9/15/09                                                            4,670,000          5,208,451
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:                              11,540,000         11,784,431
4.25%, 7/15/07-5/15/09
6%, 5/15/08                                                                  930,000          1,001,222
6.625%, 9/15/09                                                            8,800,000          9,806,342
7.25%, 5/15/30                                                             2,315,000          2,881,068
-----------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:                                            238,000            252,116
5.375%, 11/13/08
7.125%, 5/1/30                                                               989,000          1,207,998
Series A, 6.79%, 5/23/12                                                  22,112,000         25,246,575
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:                                                       7,602,000          8,003,484
5.375%, 2/15/31 11
5.50%, 8/15/28 11                                                          2,775,000          2,931,097
6.125%, 11/15/27 11                                                        4,639,000          5,292,269
STRIPS, 2.99%, 2/15/10 12                                                  2,075,000          1,704,011
STRIPS, 3.37%, 2/15/11 12                                                  4,403,000          3,428,955
STRIPS, 3.84%, 2/15/13 12                                                  5,158,000          3,611,853
STRIPS, 4.96%, 2/15/16 12                                                  1,157,000            681,475
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:                                                       22,850,000         22,663,453
2.50%, 9/30/06
4.25%, 11/15/13                                                            2,600,000          2,588,932
6.50%, 2/15/10 11                                                          3,300,000          3,726,165
                                                                                        ------------------
Total U.S. Government Obligations (Cost $119,066,079)                                       118,589,643
-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
United Mexican States Nts., 7.50%, 1/14/12 (Cost $1,238,934)               1,205,000          1,356,830
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--11.8%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06 13                             3,060,000          3,199,478
-----------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.:                                          5,000,000          4,600,000
5.75% Sr. Sec. Nts., Series B, 2/15/11
8.50% Sr. Sub. Nts., 12/1/08                                               2,500,000          2,625,000
8.875% Sr. Nts., Series B, 4/1/08                                          1,230,000          1,297,650
-----------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 4                 625,000            630,901
-----------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                         850,000            845,639
-----------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                      1,140,000          1,153,273
-----------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 4                        2,025,000          2,013,194
-----------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07 13             2,170,000          2,358,805
-----------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                      1,810,000          2,328,903
-----------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                        40,000             40,345
-----------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                     2,500,000          2,687,500
-----------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                         250,000            277,456
-----------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.:                                                      800,000            884,000
8.375% Sr. Nts., 4/15/12
8.625% Sr. Unsec. Nts., 5/15/11                                            1,285,000          1,407,075
-----------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                         234,000            242,067
-----------------------------------------------------------------------------------------------------------
British Telecommunications plc:                                            1,940,000          2,032,200
7.875% Nts., 12/15/05
8.125% Nts., 12/15/10                                                      1,420,000          1,693,082
-----------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08          18,500,000         13,320,000
-----------------------------------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                              2,500,000          1,693,750
-----------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                            433,000            433,396
-----------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:                                                  1,710,000          1,788,224
5.875% Sr. Nts., 6/1/08
8.125% Unsec. Nts., Series B, 7/15/05                                        475,000            489,810
-----------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                          3,050,000          3,422,131
-----------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications                 4,250,000          3,293,750
Holdings Capital Corp.:
0%/13.50% Sr. Sub. Disc. Nts., 1/15/11 14
8.625% Sr. Unsec. Nts., 4/1/09                                            40,000,000         33,400,000
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                       50,000,000         41,375,000
-----------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:                                                   5,601,000          5,937,060
6.875% Sr. Unsec. Nts., 1/15/16
7.50% Sr. Nts., 6/15/14                                                    1,660,000          1,842,600
-----------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                    3,613,000          3,889,734
-----------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                      1,150,000          1,352,416
-----------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                         462,000            539,385
-----------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                      1,585,000          1,655,124
-----------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                   372,000            375,815
-----------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 6.40% Sr. Unsec. Nts., 8/1/08                    2,185,000          2,331,155
-----------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                       3,000,000          3,180,000
-----------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                     1,460,000          1,569,649
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                    1,265,000          1,306,113
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                                                    2,295,000          2,339,672
-----------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                        1,235,000          1,283,938
-----------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                    1,790,000          2,124,034
-----------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                  1,300,000          1,524,578
-----------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                              1,430,000          1,493,410
-----------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                     1,630,000          1,661,245
-----------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.763% Sr. Unsec. Nts., 6/15/07                            275,000            292,984
-----------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08          2,150,000          2,337,880
-----------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                     3,360,000          3,288,892
-----------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:                                                         1,230,000          1,269,595
5.50% Sr. Unsub. Nts., Series A, 11/15/06
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                 1,427,000          1,583,388
-----------------------------------------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07                                       2,010,000          2,170,332
-----------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                       580,000            661,455
-----------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                 615,000            660,933
-----------------------------------------------------------------------------------------------------------
France Telecom SA:                                                         1,005,000          1,193,806
8.50% Sr. Unsec. Nts., 3/1/11
9.25% Sr. Unsec. Nts., 3/1/31 6                                              755,000            999,697
-----------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                              1,025,000          1,019,876
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07 10                                    1,255,000          1,361,675
-----------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                 2,505,000          2,507,813
-----------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25% Nts., 3/2/11                        3,715,000          3,877,899
-----------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                       715,000            729,818
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06           845,000            829,646
-----------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                     3,750,000          3,856,811
-----------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                               1,165,000          1,271,806
-----------------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 4          1,200,000          1,275,620
-----------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 6,10              1,410,000          1,593,300
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                     1,000,000          1,115,000
-----------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:                                                     1,390,000          1,405,479
4.875% Sr. Unsec. Nts., Series B, 1/15/09
8.75% Sr. Unsec. Nts., 8/15/08                                             1,020,000          1,163,815
-----------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                     3,000,000          3,435,000
-----------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 4                       1,137,000          1,326,603
-----------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12               1,600,000          1,784,000
-----------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                         1,450,000          1,579,249
-----------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09            4,606,000          4,680,848
-----------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                      3,720,000          3,853,946
-----------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                  2,230,000          2,447,309
-----------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                       2,560,000          2,898,547
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                            1,990,000          2,167,572
-----------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                         325,000            351,096
-----------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                1,505,000          1,576,472
-----------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:                                              7,000,000          6,282,500
10.50% Sr. Disc. Nts., 12/1/08
11% Sr. Unsec. Nts., 3/15/08                                               7,000,000          6,405,000
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                   1,420,000          1,413,245
-----------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                            1,600,000          1,626,083
-----------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                    32,500,000         28,031,250
-----------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Nts., 7/15/14                          1,655,000          1,579,542
-----------------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts., 7/15/07 4                       215,000            215,132
-----------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                 2,475,000          2,574,975
-----------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                  416,000            441,884
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                            3,230,000          3,204,848
-----------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12           2,300,000          2,408,838
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                         1,370,000          1,515,516
-----------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                213,000            231,961
-----------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                    1,090,000          1,148,552
-----------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:                                                      440,000            435,589
3.20% Nts., 11/1/06
7.875% Sr. Unsec. Nts., 11/15/10                                           1,820,000          2,132,008
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                           2,080,000          2,362,768
-----------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                            920,000          1,131,600
-----------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 4                                                                   1,104,293          1,067,956
-----------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 4                2,235,000          2,800,933
-----------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 4                  2,330,000          2,914,294
-----------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 10                    1,390,000          1,494,250
-----------------------------------------------------------------------------------------------------------
Rite Aid Corp.:                                                            5,000,000          4,575,000
6.875% Sr. Unsec. Debs., 8/15/13
7.125% Sr. Unsub. Nts., 1/15/07                                            7,500,000          7,612,500
-----------------------------------------------------------------------------------------------------------
Safeway, Inc.:                                                             1,310,000          1,302,302
2.50% Nts., 11/1/05
4.80% Sr. Unsec. Nts., 7/16/07                                             1,430,000          1,463,375
-----------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12           1,000,000          1,047,500
-----------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                   2,230,000          2,413,259
-----------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:                                                      1,790,000          1,868,286
7.125% Sr. Unsec. Nts., 1/30/06
8.75% Nts., 3/15/32                                                        1,150,000          1,486,068
-----------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07               593,000            635,993
-----------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:                                                      1,655,000          1,663,793
4% Nts., 10/15/08
7.75% Unsec. Sub. Nts., 5/1/10                                               149,000            172,566
-----------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                   2,995,000          3,808,292
-----------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                         1,280,000          1,488,000
-----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                         1,345,000          1,354,150
-----------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                           1,000,000          1,135,000
-----------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08              1,317,000          1,397,748
-----------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                              1,130,000          1,430,662
-----------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                    651,000            848,352
-----------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                   1,285,000          1,432,775
-----------------------------------------------------------------------------------------------------------
Tyco International Group SA:                                               2,380,000          2,469,995
6.375% Sr. Unsec. Unsub. Nts., 2/15/06
6.75% Sr. Unsub. Nts., 2/15/11                                               870,000            973,386
-----------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:                                              430,000            424,377
2.875% Sr. Unsec. Nts., 10/15/06
3.50% Sr. Unsec. Nts., 10/15/07                                            2,245,000          2,216,468
-----------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.33% Nts., 7/21/05 4,6                           3,245,000          3,244,588
-----------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                  3,080,000          3,197,810
-----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                      1,265,000          1,314,895
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc.:                                                    1,050,000          1,158,216
7% Sr. Nts., 7/15/28
7.125% Sr. Unsec. Nts., 10/1/07                                            1,955,000          2,127,677
-----------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                          631,000            635,807
-----------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                          3,145,000          3,359,143
                                                                                        ------------------
Total Non-Convertible Corporate Bonds and Notes (Cost $333,966,952)                         356,183,426
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--17.7%
Allied Waste Industries, Inc., 4.25% Cv. Sr. Unsec. Sub. Debs.,
4/15/34                                                                    8,750,000          7,623,438
-----------------------------------------------------------------------------------------------------------
Calpine Corp., 4.75% Cv. Sr. Unsec. Nts., 11/15/23 4                      17,500,000         14,393,750
-----------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 5.875% Cv. Sr. Nts., 11/16/09 4              4,000,000          4,280,000
-----------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts.,
2/1/07                                                                     7,750,000          5,802,813
-----------------------------------------------------------------------------------------------------------
Curagen Corp., 6% Cv. Jr. Unsec. Sub. Debs., 2/2/07                       15,000,000         14,381,250
-----------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.:                                                     7,500,000          4,846,875
2.875% Cv. Sr. Bonds, 2/18/24 4
8% Cv. Sr. Unsec. Bonds, 6/3/23                                            5,000,000          3,043,750
-----------------------------------------------------------------------------------------------------------
El Paso Corp., 5.48% Cv. Debs., 2/28/21 12                               117,500,000         61,540,625
-----------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc., 4.50% Cv. Unsec. Sub. Nts., 7/1/08           20,750,000         19,453,125
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 5.75% Cv. Unsec. Nts., 3/15/09                            4,250,000          5,875,625
-----------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
5.25% Cv. Sr. Nts., 12/15/11 4,7                                          10,000,000         10,100,000
6% Cv. Unsec. Sub. Nts., 3/15/10                                           7,500,000          4,331,250
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp.:                                                      14,250,000         16,155,938
0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23
3.75% Exchangeable Sr. Unsec. Debs., 2/15/30 (exchangeable for
Sprint Corp. PCS, Series 1 common stock or cash based on the value
of that stock)                                                             6,000,000          4,102,500
4% Exchangeable Sr. Unsec. Debs., 11/15/29 (exchangeable for
Sprint Corp. PCS, Series 1 common stock or cash based on the value
of that stock)                                                            45,000,000         33,131,250
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Sec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock) 4                      7,500,000          6,975,000
-----------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock or cash based
on the value thereof)                                                    118,500,000        110,205,000
-----------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10                                10,850,000         10,104,063
-----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10                  15,000,000         15,300,000
-----------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                  15,000,000         14,456,250
-----------------------------------------------------------------------------------------------------------
Novell, Inc., 0.50% Cv. Sr. Unsec. Debs., 7/15/24 4                       10,000,000          9,212,500
-----------------------------------------------------------------------------------------------------------
Pride International, Inc., 2.50% Cv. Sr. Unsec. Nts., 3/1/07              11,250,000         13,851,563
-----------------------------------------------------------------------------------------------------------
Providian Financial Corp., 6.09% Cv. Sr. Unsec. Unsub. Nts.,
2/15/21 10,12                                                             57,500,000         29,612,500
-----------------------------------------------------------------------------------------------------------
Tyco International Group SA:                                              36,000,000         55,170,000
2.75% Cv. Sr. Unsec. Unsub. Debs., Series A, 1/15/18 4
2.75% Cv. Sr. Unsec. Unsub. Debs., Series A, 1/15/18                      38,750,000         59,384,375
                                                                                        ------------------
Total Convertible Corporate Bonds and Notes (Cost $470,829,038)                             533,333,440
-----------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--5.1%
Citigroup Global Markets Holdings, Inc.:
EchoStar Communications Corp. Cv. Equity Linked Nts., 6%, 4/29/05            287,026          9,315,429
Liberty Media Corp. Cv. Equity Linked Nts., 4%, 11/25/05 1                   956,938          9,892,921
-----------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.727%, 11/30/07                                            1,400,000          1,431,325
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (New York) Equity Linked Nts.,
6%, 12/23/04 (redemption linked to Comcast Corp., Cl. A Special
common stock)                                                              1,060,200         31,739,738
-----------------------------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts., Series
2003-1, 3.78%, 1/7/05 6,10                                                 7,150,000          7,129,265
-----------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series
3-1, 7.75%, 12/29/09 4,15                                                 13,600,000         13,821,000
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
GlobalSantaFe Corp. Cv. Linked Nts., 4.50%, 9/29/05 1                        496,860         15,523,894
MedImmune, Inc. Cv. Medium Term Linked Nts., 4.875%, 2/4/05                  475,000         12,205,125
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
Cv. Yield Enhanced Equity Linked Debt Securities, 6%, 12/23/04
(linked to EchoStar Communications Corp. Cl. A common stock)                 326,297         10,787,379
Cv. Yield Enhanced Equity Linked Debt Securities, Series G, 2.875%,
10/8/05 (linked to CarMax, Inc. common stock) 1                              855,844         22,294,736
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Performance Equity Linked Redemption
Quarterly-pay Securities, 4.20%, 10/14/05 (linked to Dollar Tree
Stores, Inc. common stock) 1                                                 459,955         12,701,657
-----------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 3.505%, 12/10/04 10                 7,150,000          7,200,765
                                                                                        ------------------
Total Structured Notes (Cost $147,349,088)                                                  154,043,234
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
Undivided interest of 10.67% in joint repurchase agreement (Principal
Amount/Value $462,887,000, with a maturity value of $462,912,587) with UBS
Warburg LLC, 1.99%, dated 11/30/04, to be repurchased at $49,370,729 on 12/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$472,958,882
(Cost $49,368,000)                                                        49,368,000         49,368,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,763,160,062)                               107.1%    3,230,634,716
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (7.1)     (214,996,450)
                                                                     -------------------------------------
Net Assets                                                                      100.0% $  3,015,638,266
                                                                     =====================================


Footnotes to Statement of Investments
1. Non-income producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                        CONTRACTS
                       SUBJECT TO     EXPIRATION     EXERCISE      PREMIUM
                             CALL          DATES        PRICE     RECEIVED      VALUE
-------------------------------------------------------------------------------------
ACE Ltd                       250       12/20/04    $  40.000    $  15,125   $ 22,500
Abbott Laboratories         4,500        2/21/05       47.500      248,124     45,000
Altria Group, Inc.         11,000        1/24/05       70.000      747,640         --
Clear Channel
Communications, Inc         1,500       12/20/04       35.000      115,847     37,500
EchoStar Communications
Corp., Cl. A                2,000       12/20/04       35.000       51,749         --
Equitable Resources, Inc.     874       12/20/04       55.000       60,552    384,560
General Electric Co.        1,000        1/24/05       37.500       53,999     25,000
GlobalSantaFe Corp.         2,750        1/24/05       35.000      179,246     82,500
Hewlett-Packard Co.           643        1/24/05       20.000       54,011     48,225
Lockheed Martin Corp.       2,500       12/20/04       60.000      123,122    250,000
Lyondell Chemical Co.          46       12/20/04       17.500        9,312     46,920
Merck & Co., Inc.           2,750       12/20/04-
                                         1/24/05       30.000      154,302    102,500
Radian Group, Inc.          2,000       12/20/04       50.000      293,993    340,000
Raytheon Co.                4,000       12/20/04-
                                         1/24/05       40.000      171,455    361,250
Tyco International Ltd.    11,300       12/20/04-
                                         1/24/05       30.000    3,450,267  4,582,750
Tyco International Ltd.       319        1/24/05       32.500       47,167     63,800
U.S. Bancorp                1,750       12/20/04       30.000      120,747     17,500
Verizon Communications,
Inc.                          625       12/20/04       40.000      123,122     87,500
Washington Mutual, Inc     11,208        1/24/05       42.500      459,986    224,160
Wyeth                         975       12/20/04       40.000      153,072     43,875
                                                               ----------------------
                                                               $ 6,632,838 $6,765,540
                                                               ======================

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2004 amounts to $131,333,876. Transactions during the period in which the issuer was an affiliate are as follows:



                                 SHARES         GROSS          GROSS             SHARES
                        AUGUST 31, 2004     ADDITIONS     REDUCTIONS      NOV. 30, 2004
---------------------------------------------------------------------------------------
CSK Auto Corp.                6,500,000            --            --           6,500,000

Enbridge Energy
Management LLC                  650,000        13,670 *           --            663,670

                                                          UNREALIZED           DIVIDEND
                                                        APPRECIATION             INCOME
---------------------------------------------------------------------------------------
CSK Auto Corp.                                         $  35,635,873          $      --
Enbridge Energy
Management LLC                                             8,280,704                 --
                                                       --------------------------------
                                                       $  43,916,577          $      --
                                                       ================================

* Result of a Corporate Action
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $143,633,971 or 4.76% of the Fund's net assets as of November 30, 2004.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
6. Represents the current interest rate for a variable or increasing rate security.
7. When-issued security or forward commitment to be delivered and settled after November 30, 2004.
8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,466,139 or 0.38% of the Fund's net assets as of November 30, 2004.
9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,514,567 or 0.05% of the Fund's net assets as of November 30, 2004.
10. Illiquid security. The aggregate value of illiquid securities as of November 30, 2004 was $69,245,015, which represents 2.30% of the Fund's net assets.


11. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:


                          CONTRACTS
                         SUBJECT TO     EXPIRATION     EXERCISE      PREMIUM
                                PUT          DATES        PRICE      RECEIVED      VALUE
----------------------------------------------------------------------------------------
AT&T Wireless Services,
Inc.                          3,500        1/24/05    $  12.500    $ 223,989     $    --
Altria Group, Inc.            2,500        1/24/05       55.000      411,240     350,000
Altria Group, Inc.            1,000       12/20/04       50.000       56,499          --
Amerada Hess Corp.            2,500       12/20/04-
                                           1/24/05       80.000      540,987     122,500
BP plc, ADR                   2,500        1/24/05       55.000      914,978      12,500
BP plc, ADR                   1,000       12/20/04       55.000       53,999          --
Cablevision Systems
New York Group, Cl. A           852       12/20/04       22.500      278,597     106,500
CarMax, Inc.                  2,650        4/18/05       30.000    1,224,271     874,500
Cendant Corp.                 3,000       12/20/04       20.000      177,686      15,000
Cendant Corp.                10,000       12/20/04       22.500      927,478     400,000
Citigroup, Inc.               5,000       12/20/04-
                                           1/24/05       45.000      748,982     390,000
Citigroup, Inc.               2,989       12/20/04-
                                           1/24/05       47.500    1,047,778     824,475
Citigroup, Inc.               2,000       12/20/04       42.500      222,125      20,000
Citigroup, Inc.                 192       12/20/04       50.000       68,542      99,840
Comcast Corp., Cl. A
Special, Non-Vtg.             1,250        1/24/05       30.000      208,370     112,500
Countrywide Financial
Corp.                         1,000        1/24/05       30.000      124,467      65,000
General Electric Co.            750       12/20/04       32.500       49,249       7,500
GlobalSantaFe Corp.           1,375       12/20/04       27.500      102,998       6,875
Halliburton Co.               1,000       12/20/04       35.000      119,517          --
Hewlett-Packard Co.             675       12/20/04       20.000      102,598      30,375
Hewlett-Packard Co.           5,000        5/23/05       22.500    1,559,963   1,450,000
International Business
Machines Corp.                3,000        1/24/05       90.000    1,978,091     270,000
Kroger Co. (The)              2,500        1/24/05       17.500      480,413     412,500
Marathon Oil Corp.            6,250       12/20/04       37.500      623,826      93,750
Merck & Co., Inc.             5,000        1/24/05       25.000      346,367     175,000
NTL, Inc.                     1,500       12/20/04       60.000    1,355,468          --
Pfizer, Inc.                  5,000       12/20/04-
                                           3/21/05       27.500      418,615     320,000
Pfizer, Inc.                  1,225       12/20/04       30.000      124,897     245,000
Pfizer, Inc.                    823       12/20/04       32.500      174,024     378,580
Pfizer, Inc.                     67       12/20/04       35.000       23,248      46,900
Prudential Financial,
Inc.                          1,000       12/20/04       42.500      152,986          --
SBC Communications,
Inc                           1,000       12/20/04       25.000       83,998      20,000
UnitedGlobalCom, Inc.,
Cl. A                        15,000        2/21/05        7.500    1,296,489     375,000
Wyeth                         4,250       12/20/04-
                                           1/24/05       40.000      432,614     297,500
                                                                 -----------------------
                                                                 $16,655,349  $7,521,795
                                                                 =======================

12. Zero coupon bond reflects effective yield on the date of purchase.
13. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $2,446,793. As of November 30, 2004, the Fund had outstanding future contracts as follows:

                                                                                  UNREALIZED
CONTRACT          EXPIRATION                NUMBER          VALUATION AS OF      APPRECIATION
DESCRIPTION            DATES          OF CONTRACTS            NOV. 30, 2004     (DEPRECIATION)
---------------------------------------------------------------------------------------------
CONTRACTS TO
PURCHASE
U.S. Long Bonds     12/20/04-
                     3/21/05                  554           $   61,284,375      $  (105,078)
U.S. Treasury
Nts., 10 yr.         3/21/05                  459               50,834,250         (308,135)
                                                                                ------------
                                                                                   (413,213)
                                                                                ------------
CONTRACTS TO
SELL
U.S. Treasury
Nts., 2 yr.        12/30/04                  387                81,372,797          592,893

U.S. Treasury
Nts., 5 yr.        12/20/04-
                    3/21/05                  773                84,604,187          603,987
                                                                                ------------
                                                                                  1,196,880
                                                                                ------------
                                                                                $   783,667
                                                                                ============

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
15. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

Written option activity for the period ended November 30, 2004 was as follows:

                                               CALL OPTIONS                     PUT OPTIONS
                                -----------------------------  -------------------------------
                                  NUMBER OF        AMOUNT OF      NUMBER OF         AMOUNT OF
                                  CONTRACTS         PREMIUMS      CONTRACTS          PREMIUMS
----------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2004                      30,425  $     5,660,279         76,716     $  20,807,385
Options written                      76,167        8,080,803        125,548        17,428,956
Options closed or expired           (35,209)      (5,804,492)       (95,878)      (18,671,604)
Options exercised                    (9,393)      (1,303,752)        (9,038)       (2,909,388)
                                --------------------------------------------------------------
Options outstanding as of
November 30, 2004                    61,990  $     6,632,838         97,348     $ 16,655,349
                                ==============================================================

As of November 30, 2004, the Fund had entered into the following total return swap contracts:


                                                              PAID BY               RECEIVED BY
                                   NOTIONAL               THE FUND AT               THE FUND AT    TERMINATION        UNREALIZED
SWAP COUNTERPARTY                    AMOUNT         NOVEMBER 30, 2004         NOVEMBER 30, 2004          DATES      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank, AG         $       9,700,000      One-Month LIBOR less          Value of total
                                                      50 basis points        return of Lehman
                                                       Value of total     Brothers CMBS Index           1/1/05  $        108,531
                                                     return of Lehman
                                                  Brothers CMBS Index
Goldman Sachs Capital                            Lehman Brothers CBMS
Markets LP                        9,700,000                     Index       One-Month LIBOR BBA        3/31/05           110,872
                                                                                                                -----------------
                                                                                                                $        219,403
                                                                                                                =================

Index abbreviations are as follows:
CMBS                        Commercial Mortgage Backed Securities Markets

LIBOR                       London-Interbank Offered Rate

LIBOR BBA                   London-Interbank Offered Rate British Bankers
                            Association

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,770,471,985
                                              ===============

Gross unrealized appreciation                 $   491,575,928
Gross unrealized depreciation                     (31,413,198)
                                              ---------------
Net unrealized appreciation                   $   460,162,730
                                              ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)